SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2014
SUPPLIER CONCENTRATION

4. SUPPLIER CONCENTRATION

We have four key suppliers of HVAC/R equipment products. Purchases from these four suppliers comprised 76%, 73% and 72% of all purchases made in 2014, 2013 and 2012, respectively. Our largest supplier, Carrier and its affiliates, accounted for 61%, 59% and 57% of all purchases made in 2014, 2013 and 2012, respectively. See Note 16. A significant interruption by Carrier, or any of our other three key suppliers, in the delivery of products could impair our ability to maintain current inventory levels or a termination of a distribution agreement could disrupt the operations of certain subsidiaries and could materially impact our consolidated results of operations and consolidated financial position.